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SCUDDER KEMPER INVESTMENTS, INC.
222 South Riverside Plaza
Chicago, Illinois 60606
312-537-7000


                            May 5, 1998

Transmitted Via EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549-1004
Attn: Filing Desk, Stop 1 - 4

RE:   Kemper High Yield Series
      File No. 2-60330 (Post-Effective Amendment No. 34)
      File No. 811-2786 (Amendment No. 34)

Dear Sir or Madam,

Kemper High Yield Series (the "Registrant") hereby certifies, pursuant to Rule 497(j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.


                                                  Kemper High Yield Series

                                                  By: /s/ Phillip J. Collora
                                                     ---------------------------
                                                     Phillip J. Collora
                                                     Vice President, Secretary
                                                     and Treasurer